Document and Entity Information	Feb. 24, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 24, 2023
Entity File Number	001-40122
Entity Registrant Name	ARYA SCIENCES ACQUISITION CORP IV
Entity Central Index Key	0001838821
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1574672
Entity Address, Address Line One	51 Astor Place, 10th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	212
Local Phone Number	284-2300
Title of 12(b) Security	Class A Ordinary Share $0.0001 Par Value
Trading Symbol	ARYD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false